Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 01, 2019	Oct. 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Employees
Weighted average grant date fair value
Expected future forfeiture rate			9.00%	11.00%
Service-based RSUs
Number of RSUs
Beginning of the year			376,272
Granted			279,480	1,950,374
Exercised			(167,833)	(1,569,792)
Forfeited			(24,373)	(4,310)
End of the year			463,546	376,272
Vested and expected to vest at end of the year			377,507	376,272
Weighted average grant date fair value
Beginning of the year			$ 8.02
Granted			3.79	$ 8.72
Exercised			10.25	9.94
Forfeited			7.56	12.70
End of the year			5.52	8.02
Vested and expected to vest at end of the year			$ 7.57	$ 8.02
RSUs
Number of RSUs
Forfeited			0	0
Weighted average grant date fair value
Granted	$ 1.3	$ 5
Total fair values of RSUs vested			$ 14,330	$ 14,330
Intrinsic value of RSUs vested			$ 1,331	$ 1,331
RSUs | Employees
Weighted average grant date fair value
Expected future forfeiture rate			1.00%	1.00%
RSUs | Non-employees
Weighted average grant date fair value
Expected future forfeiture rate			0.00%	0.00%